Employees - Summary of Employee Costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Classes Of Employee Benefits Expense [Abstract]
Remuneration	$ 10,855	$ 11,985	$ 12,558
Social security contributions	844	867	830
Retirement benefits (see Note 17)	1,815	2,181	2,984
Share-based compensation expense	802	693	750
Total	$ 14,316	$ 15,726	$ 17,122